Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Alpha Teknova, Inc.
Entity Central Index Key	0001850902
Entity Emerging Growth Company	true
Entity File Number	001-40538
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3368109
Entity Address, Address Line One	2451 Bert Drive
Entity Address, City or Town	Hollister
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95023
City Area Code	831
Local Phone Number	637-1100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TKNO
Security Exchange Name	NASDAQ